Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 110.5	$ 104.8	$ 88.9